Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
GOODWILL	NOTE 7: GOODWILL Goodwill as of December 31, 2017 and December 31, 2016 amounted to:

Balance at January 1, 2016	$1,579
Balance at December 31, 2016	$1,579
Balance at December 31, 2017	$1,579